DERIVATIVE LIABILITIES (Schedule of Warrant Modification Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Warrant modification expense	$ 0	$ 0	$ 171,150	$ 0		$ (1,068,320)	$ (1,068,320)	$ 1,239,470
August 172012With Exercise Price 040And Stock Price 0069 [Member]
Fair Value Of Warrants	1,091,513		1,091,513					1,091,513
August 182012With Exercise Price 021And Stock Price 0067 [Member]
Fair Value Of Warrants	$ 1,262,663		$ 1,262,663					$ 1,262,663